Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Future Amortization Expense	The following is a summary of future amortization expense associated with deferred charges:

For the years ending December 31,
2014	$533
2015	533
2016	401
Total	$1,467

Estimated Useful Lives of Fixed Assets
Fixed assets other than plant facilities and buildings associated with productive, depletable properties are carried at historical cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Computer equipment	3 years
Furniture and fixtures	7 years
Vehicles	5 years
Equipment	5-15 years
Rail spur and asset retirement obligation	33 years
Rail and rail equipment	15-20 years
Transload facilities and equipment	15-20 years